Related party transactions (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of transactions between related parties [abstract]
Schedule of Remuneration of Key Management Personnel

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Salary, wages and consultancy fees [1]	995,080	883,834	2,972,188	2,668,078
Bonuses [1]	-	-	308,314	-
Post-employment benefits (pensions)	59,633	59,189	154,927	144,700
Remuneration of key management personnel	1,054,713	943,023	3,435,429	2,812,778
[1] The amounts disclosed include expenses incurred during the reporting period in connection with the employment of and consulting agreements entered into with key management personnel.
Schedule of Share Based Earnouts to Key Management Personnel

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Share-based payment - share options	843,185	551,557	1,770,102	551,557
Share-based payment - restricted stock units	321,528	-	1,645,653	-
Total	1,164,713	551,557	3,415,755	551,557

Schedule of Employment of Existing Consulting Agreements	The amounts disclosed in the above table are the expenses recognized during the reporting period for the key management personnel listed below.

Name	Position
Keith Liddell	Chairman
Chris Showalter	Chief Executive Officer
Ingo Hofmaier	Chief Financial Officer
Dr. Michael Adams	Chief Technology Officer
Gerick Mouton	Chief Operating Officer
Benedict Busunzu	TNCL Chief Executive Officer
Spencer Davis	Chief Legal Officer
Anthony von Christierson	Senior Vice President: Commercial and Business Development
Evan Young	Former Senior Vice President: Investor Relations and Capital Markets (resigned January 23, 2026)

Schedule of Consultancy Fees and Bonuses
Transactions with related party entities providing consultancy to Lifezone:

		Three Months Ended September 30,		Nine Months Ended September 30,
Consultant fees		2026	2025	2026	2025
Engagement Party	Related Person	$	$	$	$	Commenced
Airvolution Co. Limited	Dr. Michael Adams	125,001	108,334	424,832	333,336	July 1, 2022
Keith Liddell	Keith Liddell	173,295	138,645	531,951	380,115	July 7, 2023
NewVision Metals PTE. Limited	Gerick Mouton	116,956	97,370	388,704	299,600	June 2, 2022
Total		415,252	344,349	1,345,487	1,013,051

Fair value of stock options granted
Dr. Michael Adams	Dr. Michael Adams	-	384,393	393,479	384,393	July 1, 2022
Gerick Mouton	Gerick Mouton	-	345,493	353,659	345,493	June 2, 2022
Total		-	729,886	747,138	729,886

Total compensation		415,252	1,074,235	2,092,625	1,742,937

Total remuneration	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Simon Liddell	91,601	72,444	267,454	194,766
Jonathan Adams	48,992	45,032	138,101	110,023
Total	140,593	117,476	405,555	304,789

Fair value of stock options granted
Simon Liddell	-	86,916	98,440	86,916
Jonathan Adams	-	13,337	15,104	13,337
Total	-	100,253	113,544	100,253

Schedule of Related Party Payable

	September 30, 2026	December 31, 2025
	$	$
Keith Liddell	78,761	-
NewVision Metals PTE. Limited	56,309	41,667
Airvolution Co. Limited	41,666	47,075
	176,736	88,742